Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Basic earnings/(loss) per share

	2022	2021	2020
Ordinary shares in issue (000)	616 526	616 052	603 143
Adjustment for weighted number of ordinary shares in issue (000)	(121)	(5 582)	(61 306)
Weighted number of ordinary shares in issue (000)	616 405	610 470	541 837
Adjustment for weighted number of treasury shares (000)[1]	(3 950)	(6 184)	(6 501)
Basic weighted average number of ordinary shares in issue (000)	612 455	604 286	535 336

	SA Rand
	2022	2021	2020
Total net profit/(loss) attributable to shareholders (million)	(1 052)	5 087	(878)
Total basic earnings/(loss) per share (cents)	(172)	842	(164)
[1] These are the weighted number of treasury shares for the years presented. Refer to note 24 for the actual number of treasury shares that are in issue.

Diluted earnings/(loss) per share

	2022	2021	2020
Weighted average number of ordinary shares in issue (000)	612 455	604 286	535 336
Potential ordinary shares (000)[1]	2 159	12 099	11 858
Weighted average number of ordinary shares for diluted earnings per share (000)[1]	614 614	616 385	547 194

	SA Rand
	2022	2021	2020
Total diluted earnings/(loss) per share (cents)[2]	(172)	825	(166)
[1]    Due to net loss attributable to the shareholders in 2022 and 2020, the inclusion of the share options as potential ordinary shares had an anti-dilutive effect on the loss, therefore the diluted loss per share was set at the basic loss per share for these years. The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
2 The dilution in 2020 is as a result of the potential reduction in earnings attributable to equity holders of the parent company as a result of the exercise of the Tswelopele Beneficiation Operation (TBO) option. TBO contributed a profit and therefore the reduction in earnings attributable to Harmony would increase the loss and loss per share. Following the vesting of the option in December 2019, there has been no further impact.
Disclosure of Dividends Declared

	SA Rand
	2022	2021	2020
Dividends declared (millions)	414	677	—
Dividend per share (cents)	67	110	—